FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

13.     FINANCIAL INSTRUMENTS

At December 31, 2021, the fair value of the Company’s long-term borrowings approximates their carrying values measured based on level 2 of the fair value hierarchy.

The fair value of other financial instruments approximates their carrying values due to their short-term nature.

The Company had no outstanding non-deliverable forward foreign exchange contracts for Brazilian real (“BRL”) against USD at December 31, 2021. At December 31, 2020, the Company had BRL 88.2 million of non-deliverable forward foreign exchange contracts for which the fair value of these contracts resulted in a liability of  $3.0 million.